Derivative Instruments - Additional Information (Detail) $ in Thousands		12 Months Ended
	Nov. 02, 2018 NOK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 NOK (kr)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities		$ 5,769	$ 5,154
Unrealized loss on non-designated derivative instruments		(615)	(5,154)
2018 Senior Secured Bonds [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Outstanding secured borrowings, principal | kr	kr 600,000,000,000			kr 600,000,000
Outstanding secured borrowings, interest rate terms	The 2018 Bonds bear interest at a rate of 3-month NIBOR plus 6.0% per annum, calculated on a 360-day year basis and mature on November 2, 2023.
NORWAY [Member] | 2018 Senior Secured Bonds [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Outstanding secured borrowings, principal		$ 71,700
Outstanding secured borrowings | kr				kr 600,000,000
Spread on variable rate		6.608%		6.608%
Outstanding secured borrowings, interest rate terms		6.608% plus 3-month U.S. LIBOR
Outstanding secured borrowings, maturity year		2023
NORWAY [Member] | 2018 Senior Secured Bonds [Member] | NIBOR [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Spread on variable rate		6.00%		6.00%
Outstanding secured borrowings, interest rate terms		6.0% plus 3-month NIBOR
Cross Currency Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities		$ 5,800	5,200
Unrealized loss on non-designated derivative instruments		$ (600)	$ (5,200)